Movement of Valuation Allowance on Deferred Tax Assets (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Valuation Allowance [Line Items]
Valuation Allowance Beginning Balance	¥ 610,100,105	$ 93,770,669	¥ 579,725,527
Increase (decrease) in valuation allowance	(208,356,387)	(32,023,790)	30,374,578
Valuation Allowance Ending Balance	¥ 401,743,718	$ 61,746,879	¥ 610,100,105